united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares	Security	Value

	MUTUAL FUNDS (RIC's) - 18.73%
	Fixed Income - 5.10%
150	Angel Oak Multi-Strategy Income Fund	$ 1,822
1,500	Babson Capital Corporate Investors	23,295
38,225	Baird Core Plus Bond Fund	430,798
3,300	PIMCO Dynamic Income Fund	95,700
42,735	PIMCO Income Fund	529,910
		1,081,525
	Income - 13.63%
2,600	Guggenheim S&P 500 Equal Weight Healthcare ETF	403,572
1,100	iShares Nasdaq Biotechnology ETF	377,773
1,400	iShares Transportation Average ETF	219,268
42,239	Legg Mason BW Alternative Credit Fund	449,421
350	SPDR S&P Biotech ETF	78,925
4,400	Schwab U.S. REIT ETF	178,420
2,000	Vanguard Consumer Staples ETF	253,980
2,800	Vanguard Energy ETF	305,984
3,400	Vanguard Information Technology ETF	362,168
3,000	Vanguard Telecommunication Services ETF	259,350
		2,888,861
	TOTAL MUTUAL FUNDS
	(Cost $3,797,010)	3,970,386

	COMMON STOCKS - 68.25%
	Advertising - 1.07%
2,900	Omnicom Group, Inc.	226,142

	Aerospace/Defense - 0.31%
1,100	Triumph Group, Inc.	65,692

	Auto Parts & Equipment - 0.20%
1,000	Cooper Tire & Rubber Co.	42,840

	Banks - 5.32%
7,100	Bank of New York Mellon Corp.	285,704
1,400	Bank of the Ozarks, Inc.	51,702
3,100	Capital One Financial Corp.	244,342
5,200	Citigroup, Inc.	267,904
5,100	Wells Fargo & Co.	277,440
		1,127,092
	Beverages - 2.61%
2,750	Diageo PLC	304,068
2,600	PepsiCo, Inc.	248,612
		552,680
	Building Materials - 0.26%
8,400	Builders FirstSource, Inc. +	56,028

	Chemicals - 1.83%
800	Celanese Corp.	44,688
2,200	Monsanto Co.	247,588
125	NewMarket Corp.	59,725
300	Praxair, Inc.	36,222
		388,223

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares	Security	Value

	Coal - 0.06%
400	Alliance Resource Partners LP	$ 13,372

	Commercial Services - 2.55%
2,870	Automatic Data Processing, Inc.	245,787
3,400	MasterCard, Inc.	293,726
		539,513
	Computers - 2.25%
2,950	Apple, Inc.	367,068
2,500	Teradata Corp. +	110,350
		477,418
	Cosmetics/Personal Care - 1.20%
3,100	Procter & Gamble Co.	254,014

	Diversified Financial Companies - 1.38%
3,600	T Rowe Price Group, Inc.	291,528

	Electric - 1.97%
1,800	Brookfield Infastructure Partners LP	81,972
2,000	Duke Energy Corp.	153,560
4,100	Southern Co.	181,548
		417,080
	Electronics - 1.76%
5,200	TE Connectivity Ltd.	372,424

	Food - 1.53%
1,000	McCormick & Co., Inc.	77,110
3,300	Nestle SA	248,228
		325,338
	Healthcare-Products - 1.80%
4,900	Medtronic PLC	382,151

	Healthcare-Services - 2.83%
1,600	Centene Corp. +	113,104
6,000	Extendicare, Inc.	35,400
1,100	HealthSouth Corp.	48,796
3,400	UnitedHealth Group, Inc.	402,186
		599,486
	Holding Companies - 0.40%
4,500	Steel Partners Holdings LP +	85,455

	Insurance - 4.99%
5,200	American International Group, Inc.	284,908
1,800	Arch Capital Group Ltd. +	110,880
2,000	Berkshire Hathaway, Inc., Class B +	288,640
2,700	Chubb Corp.	272,970
400	PartnerRE Ltd.	45,732
2,000	Progressive Corp.	54,400
		1,057,530
	Internet - 1.65%
700	Amazon.com, Inc. +	260,470
2,300	Liberty Interactive Corp. +	67,137
526	Liberty Ventures +	22,097
		349,704
	Investment Companies - 0.24%
1,000	Oaktree Capital Group LLC	51,660

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares	Security	Value

	Machinery-Diversified - 2.85%
2,500	AG Growth International, Inc.	$ 101,462
1,800	Cognex Corp. +	89,262
3,400	Deere & Co.	298,146
400	Rockwell Automation, Inc.	46,396
400	Roper Technologies, Inc.	68,800
		604,066
	Media - 2.57%
1,000	Scripps Networks Interactive, Inc.	68,560
6,000	Twenty-First Century Fox, Inc.	203,040
2,600	Walt Disney Co.	272,714
		544,314
	Mining - 0.96%
200	Compass Minerals International, Inc.	18,642
2,000	Franco-Nevada Corp.	97,080
1,400	Royal Gold, Inc.	88,354
		204,076
	Miscellaneous Manufacturing - 2.75%
1,900	3M Co.	313,405
10,900	General Electric Co.	270,429
		583,834
	Oil & Gas - 1.98%
1,100	Earthstone Energy, Inc. +	25,905
1,000	Energen Corp.	66,000
3,500	Exxon Mobil Corp.	297,500
1,500	Panhandle Oil and Gas, Inc.	29,685
		419,090
	Oil & Gas Services - 1.26%
2,000	Enerflex, Ltd.	24,239
4,850	National Oilwell Varco, Inc.	242,452
		266,691
	Pharmaceuticals - 3.64%
600	Endo International PLC +	53,820
3,600	Johnson & Johnson	362,160
3,600	Novartis AG	354,996
		770,976
	Pipelines - 1.59%
8,000	Kinder Morgan, Inc.	336,480

	Private Equity - 0.25%
600	Icahn Enterprises LP	53,796

	Real Estate - 0.62%
600	Jones Lang LaSalle, Inc.	102,240
1,100	Kennedy-Wilson Holdings, Inc.	28,754
		130,994
	Retail - 4.28%
1,300	Darden Restaurants, Inc.	90,142
2,500	Home Depot, Inc.	284,025
2,300	McDonald's Corp.	224,112
400	PriceSmart, Inc.	33,992
2,600	Ross Stores, Inc.	273,936
		906,207
	Semiconductors - 2.59%
900	Lam Research Corp.	63,211
3,019	M/A-COM Technology Solutions Holdings, Inc. +	112,488
5,400	QUALCOMM, Inc.	374,436
		550,135
	Software - 3.61%
1,700	Aspen Technology, Inc. +	65,433
8,200	Microsoft Corp.	333,371
8,500	Oracle Corp.	366,775
		765,579

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Shares	Security	Value

	Telecommunications - 1.69%
13,000	Cisco Systems, Inc.	$ 357,825

	Transportation - 1.40%
1,800	FedEx Corp.	297,810

	TOTAL COMMON STOCKS
	(Cost $12,302,758)	14,467,243

	PREFERRED STOCK - 0.25%
	Diversified Financial Services - 0.25%
2,000	Merrill Lynch Preferred Capital Trust V, 7.280%, Perpetual
	(Cost $49,933)	51,780

Principal

	CORPORATE BONDS - 5.31%
	Banks - 0.08%
$ 15,000	Goldman Sachs Group, Inc., 5.375%, 3/15/2020	17,033

	Building Materials - 0.50%
100,000	USG Corp., 6.300%, 11/15/2016	105,250

	Diversified Financial Services - 0.37%
75,000	Jefferies Group, LLC, 5.500%, 3/15/2016	77,906

	Diversified Holding Companies - 0.34%
70,000	Leucadia National Corp., 8.125%, 9/15/2015	72,139

	Home Builders - 0.82%
75,000	K Hovnanian Enterprises, Inc., 11.875%, 10/15/2015	78,188
40,000	KB Home, 9.100%, 9/15/2017	45,000
50,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	50,187
		173,375
	Insurance - 0.51%
45,000	MBIA, Inc., 7.000%, 12/15/2025	47,700
60,000	MGIC Investment Corp., 5.375%, 11/1/2015	61,125
		108,825
	Internet - 0.16%
32,000	Google, Inc., 3.375%, 2/25/2024	34,010

	Iron/Steel - 0.25%
50,000	United States Steel Corp., 6.050%, 6/1/2017	52,375

	Media - 0.15%
35,000	iHeartCommunications, Inc., 6.875%, 6/15/2018	31,631

	Mining - 0.74%
75,000	Kinross Gold Corp., 3.625%, 9/1/2016	74,296
75,000	Newmont Mining Corp., 5.125%, 10/1/2019	82,337
		156,633
	Oil & Gas - 0.48%
75,000	Halcon Resources Corp., 9.750%. 7/15/2020	53,250
50,000	Petrobras International Finance, Co., 3.875%, 1/27/2016	49,169
		102,419
	Retail - 0.80%
30,000	Gap, Inc., 5.950%, 4/12/2021	34,465
65,000	Macy's Retail Holdings, Inc., 7.875%, 8/15/2036	70,168
15,000	Sears Holdings Corp., 6.625%, 10/15/2018	14,025
50,000	Toys R Us Property Co II, LLC, 8.500%, 12/1/2017	50,813
		169,471
	Telecommunications - 0.11%
24,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	24,630

	TOTAL CORPORATE BONDS
	(Cost $1,109,949)	1,125,697

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
	Principal	Security		Value

		U.S. GOVERNMENT & AGENCIES - 3.36%
		U.S. Government & Agencies - 3.36%
	$ 14,000	Fannie Mae CMO 2002-33 Class MM,6.250%, 6/25/2032		$ 15,442
	350,000	United States Treasury Bond, 5.375%, 2/15/2031		497,437
	190,000	United States Treasury Note, 2.500%, 5/15/2024		199,604
		TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $702,762)		712,483

		MUNICIPAL BONDS - NON-TAXABLE - 1.41%
	50,000	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/2024		42,762
	25,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2019		20,828
	45,000	Florida State Dept. of Environmental Protection, 5.456%, 7/1/2019		51,187
	125,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.000%, 7/1/2015		124,139
	25,000	Tobacco Settlement Financing Corp., 5.000%, 6/1/2047		17,882
	50,000	University of Puerto Rico, 5.000%, 6/1/2016		40,927
		TOTAL MUNICIPAL BONDS (Cost $295,720)		297,725

	Shares
		REITs - 1.64%
	3,300	Crown Castle International Corp.		272,382
	1,100	WP Carey, Inc.		74,800
		TOTAL REITS (Cost $293,682)		347,182

		Short-Term Investments - 1.00%
	212,509	First National Bank of Omaha, 0.01% *
		(Cost $212,509)		212,509

		TOTAL INVESTMENTS
		(Cost $18,764,323)(a)	99.95%	$ 21,185,005
		Other assets in excess of liabilities	0.05%	11,572

		TOTAL NET ASSETS	100.00%	$ 21,196,577

	ETF - Exchange Traded Fund
	RIC - Regulated Investment Company
	REIT - Real Estate Investment Trust
	SPDR - Standard & Poor's Depository Receipt

+	Non-income producing securities.
*	Interest rate reflects seven-day effective yield on March 31, 2015
(a)

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $18,759,630 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$2,647,975
			Unrealized depreciation:	(222,600)
			Net unrealized appreciation:	$2,425,375

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

	Assets (A)	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 14,467,243	$ -	$ -	$ 14,467,243
	Corporate Bonds	-	1,125,697	-	1,125,697
	Mutual Funds	3,970,386	-	-	3,970,386
	Municipal Bond- Non-Taxable	-	297,725	-	297,725
	Preferred Stock	51,780	-	-	51,780
	REITs	347,182	-	-	347,182
	U.S. Government and Agencies	-	712,483	-	712,483
	Short-Term Investment	212,509	-	-	212,509
	Total	$ 19,049,100	$ 2,135,905	$ -	$ 21,185,005

(a)	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

	There were no transfers into or out of Level 1 And Level 2 during the current period presented.
	It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

	The Fund did not hold any Level 3 securities during the period.

UNDERLYING FUND RISK
Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks would include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 5/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 5/26/2015

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Treasurer

Date 5/26/2015